Operating assets and liabilities - Inventories (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Inventory, Current [Line Items]
Total current inventories	kr 49,623	kr 40,849
Indirect production costs included in work in progress and finished goods	kr 18,867	kr 15,082
Share of total inventories (net)	38.00%	37.00%
Movements In Inventory Write-Downs [Roll Forward]
Inventories at the beginning of the year	kr 40,849
Write-downs during the year	4,272	kr 2,660
Utilisation of write-downs	(2,046)	(1,401)
Reversal of write-downs	(293)	(45)
Inventories at the end of the year	49,623	40,849
Gross amount
Inventory, Current [Line Items]
Raw materials	17,436	13,369
Work in progress	25,858	22,335
Finished goods	11,990	8,873
Total current inventories	55,284	44,577
Movements In Inventory Write-Downs [Roll Forward]
Inventories at the beginning of the year	44,577
Inventories at the end of the year	55,284	44,577
Inventory write-downs
Inventory, Current [Line Items]
Total current inventories	5,661	3,728
Movements In Inventory Write-Downs [Roll Forward]
Inventories at the beginning of the year	3,728	2,514
Inventories at the end of the year	kr 5,661	kr 3,728